Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,909.36
Total Offset Amount	0.00
Net Fee	$ 2,909.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A